Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	15,864	$267,625
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	27,601	336,455
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	20,932	204,300
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	61,554	574,910
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	147,711	1,598,230
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	101,917	1,673,480
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	58,576	616,224
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	69,452	1,103,585
PGIM Total Return Bond Fund (Class R6)	27,848	322,196

Total Long-Term Investments (cost $6,626,571)		6,697,005

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $15,959)	15,959	15,959

TOTAL INVESTMENTS 100.2% (cost $6,642,530)(wd)		6,712,964
Liabilities in excess of other assets (0.2)%		(10,555)

Net Assets 100.0%		$6,702,409

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds